Summary of Significant Accounting Policies (Details) - 12 months ended May 31, 2024 $ / shares in Units, $ in Thousands	CAD ($) $ / shares shares	USD ($)	USD ($) shares
Summary of Significant Accounting Policies [Line Items]
Issuance shares of common stock (in Shares) | shares	7,251,939		7,251,939
Net of proceeds (in Dollars)		$ 4
Reimbursements expenses	$ 4,500
Cash	2,700
Warrant liability (in Dollars)	$ 576		$ 1,000,000
Public warrants, per share (in Dollars per share) | $ / shares	$ 0.03
Pono Capital [Member]
Summary of Significant Accounting Policies [Line Items]
Net of redemptions	$ 140,000
IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Offering cost	3,100
Underwriting fees	16,600
Deferred underwriting fees	$ 400